CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 65,271	$ 15,028	$ 592,359
Department of Energy unbilled receivables	20,116	207,570	51,769
Prepaid expenses	9,898	15,911	39,258
Debt issuance costs	107,532		195,698
Total current assets	202,817	238,509	683,386
Property, plant and equipment, net of accumulated depreciation of $99,500 and $88,205, respectively	1,231,696	1,187,766	1,059,068
Total assets	1,434,513	1,426,275	1,938,152
Current liabilities:
Accounts payable	1,081,391	718,018	387,913
Accrued liabilities	541,137	466,916	130,650
Convertible notes payable	284,319
Line of credit, related party	15,230	19,230
Note payable to a related party, net of discount of $0 and $0, respectively	200,000	200,000	126,115
Department of Energy billings in excess of estimated earnings	354,000	354,000
Outstanding warrant liability - current		831
Derivative liability	105,941
Total current liabilities	2,582,018	1,758,995	644,678
Outstanding warrant liability	33,155	34,095	764,615
Total liabilities	2,615,173	1,793,090	1,409,293
Noncontrolling interest - redeemable	849,756	852,531	750,000
Stockholders' deficit:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 33,063,557 and 32,099,840 shares issued; and 33,031,385 and 32,067,668 outstanding, as of September 30, 2012 and December 31, 2011, respectively	33,063	32,099	28,555
Additional paid-in capital	14,779,292	14,543,019	14,169,756
Treasury stock at cost, 32,172 shares at September 30, 2012 and December 31, 2011	(101,581)	(101,581)	(101,581)
Deficit accumulated during the development stage	(16,741,190)	(15,692,883)	(14,317,871)
Total stockholders' deficit	(2,030,416)	(1,219,346)	(221,141)
Total liabilities and stockholders' deficit	$ 1,434,513	$ 1,426,275	$ 1,938,152